Benefits offered to team members (Tables)	12 Months Ended
Dec. 31, 2017
Benefits offered to team members (Tables) [Abstract]
Schedule of short-term benefits

24.1         Short-term benefits

	2017	2016	2015

Health care	140,553	139,412	126,545
Private pension	67,008	61,593	60,476
Transport	58,825	55,223	50,935
Feeding	30,916	28,874	27,755
Training	18,285	20,589	19,101
Other	16,173	13,237	18,789
	331,760	318,928	303,601

Schedule of net defined benefit liability (asset)

(i)              Amounts in balance sheet

	2017	2016

Defined benefit
Novamont Braskem America	18,140	20,285
Braskem Alemanha and Holanda	92,402	69,952
	110,542	90,237
Health care
Bradesco saúde	83,233	71,899
	193,775	162,136

Benefit obligations	(156,957)	(129,617)
Health care	(83,233)	(71,899)
Total obligations	(240,190)	(201,516)
Fair value of plan assets	46,415	39,380
Funded status of the plan	(193,775)	(162,136)
Consolidated net balance (non-current liabilities)	(193,775)	(162,136)

Schedule of Change in obligations

(ii)             Change in obligations

	2017	2016

Balance at beginning of year	201,516	216,632
Health care	11,334	2,203
Current service cost	5,058	4,576
Interest cost	4,139	3,983
Benefits paid	(3,399)	(3,156)
Actuarial losses (gain)	9,661	3,590
Exchange variation	11,881	(26,312)
Balance at the end of the year	240,190	201,516

Schedule of Change in fair value plan assets

(iii)           Change in fair value plan assets

	2017	2016

Balance at beginning of year	39,380	46,395
Actual return on plan assets	5,115	221
Employer contributions	4,069	3,569
Benefits paid	(2,915)	(3,087)
Exchange variation	766	(7,718)
Balance at the end of the year	46,415	39,380

Schedule of Amounts recognized in profit or loss

(iv)           Amounts recognized in profit and loss

	2017	2016

Health care	11,334	2,203
Current service cost	5,058	4,576
Interest cost	4,139	3,983
Expected return on plan assets	(28)	(31)
Actuarial losses	6,069	2,472
	26,572	13,203

Schedule of Actuarial assumptions

 (v)             Actuarial assumptions

	(%)
	2017							2016	2015
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	5.45	3.70	2.00	2.00	4.18	4.35	2.00	n/a	7.22	4.60	3.75	n/a
Inflation rate	4.50	n/a	n/a	n/a	6.00	n/a	2.00	n/a	6.50	n/a	2.00	n/a
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.50	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	2.50	2.50	n/a	n/a	3.00	n/a	n/a	n/a	3.00	n/a
Rate of increase in future pension plan	n/a	n/a	1.75	1.75	n/a	n/a	1.75	n/a	n/a	n/a	n/a	n/a
Aging factor	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	18.84	n/a	n/a	n/a	29.24	n/a	n/a	n/a	35.55	n/a	n/a	n/a

Schedule of Sensitivity analysis

(vii)          Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change				Premise increase				Premise reduction
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands
Discount rate	1.0%	1.0%	0.5%	0.5%	9,025	7,045	9,480	452	(11,019)	(8,630)	(10,582)	(500)
Real medical inflation	1.0%	n/a	n/a	n/a	11,923	n/a	n/a	n/a	(7,946)	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	0.5%	0.5%	n/a	n/a	4,522	255	n/a	n/a	(4,259)	(243)
Rate of increase in future pension plan	n/a	n/a	0.25%	0.25%	n/a	n/a	2,709	126	n/a	n/a	(2,629)	(123)
Life expectancy	n/a	n/a	1 year	1 year	n/a	n/a	2,217	122	n/a	n/a	(2,314)	(127)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	1,889	n/a	n/a	n/a	(2,072)	n/a	n/a

Schedule of Impact on cost of services and interests

	Health insurance - Impact on cost of services and interests costs
	Premise change		Premise increase		Premise reduction
	Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
	services	costs	services	costs	services	costs
Discount rate	1.0%	1.0%	177	145	(221)	(138)
Real medical inflation	1.0%	1.0%	245	1,216	(151)	(810)